Revision of Previously Issued Financial Statements - Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 16,348	$ 14,136	$ 12,733
Comprehensive income	$ 14,447	14,038	12,320
As Previously Reported (1)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		14,444	12,920
Comprehensive income		14,346	12,507
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		(308)	(187)
Comprehensive income		$ (308)	$ (187)